Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Operations
Revenues	$ 24,017,441	$ 24,292,400	$ 75,274,480	$ 49,136,204	$ 84,850,502	$ 930,073
Program costs and discounts	(4,380,221)	(6,817,716)	(14,576,574)	(13,176,698)	(20,139,341)
Net revenues	19,637,220	17,474,683	60,697,906	35,959,506	64,711,161	930,073
Costs of sales	6,573,360	8,139,015	20,452,003	17,654,594	29,027,643	324,923
Gross profit	13,063,860	9,335,668	40,245,903	18,304,912	35,683,518	605,150
Commissions and incentives	5,800,665	2,809,926	18,778,694	6,013,873	16,432,061
Gain on sale of assets	(633,133)		(1,040,045)	15,646	9,027
Selling, general and administrative	13,656,012	7,795,106	35,111,372	17,887,482	27,918,877	2,291,991
Operating loss	(5,759,684)	(1,269,363)	(12,604,118)	(5,596,443)	(8,667,420)	(4,175,549)
(Gain) loss on marketable securities	(108,131)		443,954		(499,949)
Interest expense, net	712,997	411,718	1,192,375	1,015,766	1,609,313	42,673
Loss before income tax provision	(6,364,550)	(1,681,081)	(14,240,447)	(6,612,209)	(9,776,784)	(4,218,222)
Income tax provision	297,756		789,677		273,000
Net loss	(6,662,306)	(1,681,081)	(15,030,124)	(6,612,209)	(10,049,784)	(4,402,947)
Net loss attributable to noncontrolling interest	(1,039,039)	(163,548)	(2,725,059)	(948,220)	(1,518,719)
Net loss attributed to common stockholders	$ (5,623,267)	$ (1,517,533)	$ (12,305,065)	$ (5,663,989)	$ (8,531,065)	$ (4,402,947)
Basic and diluted loss per share:
Weighted average common shares outstanding (in shares)	49,628,683	49,626,292	49,638,935	49,626,292	49,705,125	22,563,720
Net loss per share attributable to common stockholders (in dollars per share)	$ (0.11)	$ (0.03)	$ (0.25)	$ (0.11)	$ (0.17)	$ (0.19)